Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) (Details) - USD ($)
$ in Thousands
		3 Months Ended			9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023
Beginning balance, Equity					$ 347,354	$ 1,360,230
Total transactions with owners of the company					9,886	668
Loss for the period	[1]	$ (205,703)	$ (268,804)		(1,887,267)	(1,531,355)	[2]
Other comprehensive income/(loss)	[1]	227,539	5,346		1,264,063	634,802	[2]
Total comprehensive (loss)/income	[1]	21,836	(263,458)		(623,204)	(896,553)	[2]
Ending balance, Equity		(265,964)	464,345	[2]	(265,964)	464,345	[2]
Accumulated losses
Beginning balance, Equity					(5,293,394)	(3,317,652)
Total transactions with owners of the company						867
Loss for the period					(1,878,540)	(1,523,021)	[2]
Total comprehensive (loss)/income					(1,878,540)	(1,523,021)	[2]
Ending balance, Equity		(7,171,934)	(4,839,806)	[2]	(7,171,934)	(4,839,806)	[2]
Other reserves
Beginning balance, Equity					8,430	(861,271)
Total transactions with owners of the company					5,063	(81,531)
Other comprehensive income/(loss)					1,286,365	626,409	[2]
Total comprehensive (loss)/income					1,286,365	626,409	[2]
Ending balance, Equity		$ 1,299,858	(316,393)	[2]	$ 1,299,858	(316,393)	[2]
As previously reported
Loss for the period			(265,351)			(1,505,859)
Other comprehensive income/(loss)			4,789			629,755
Total comprehensive (loss)/income			(260,562)			(876,104)
As previously reported | Accumulated losses
Beginning balance, Equity						(3,317,652)
Loss for the period						(1,497,525)
Total comprehensive (loss)/income						(1,497,525)
Ending balance, Equity			(4,814,310)			(4,814,310)
As previously reported | Other reserves
Beginning balance, Equity						(861,271)
Other comprehensive income/(loss)						621,362
Total comprehensive (loss)/income						621,362
Ending balance, Equity			(321,440)			(321,440)
Adjustments
Loss for the period			(3,453)			(25,496)
Other comprehensive income/(loss)			557			5,047
Total comprehensive (loss)/income			(2,896)			(20,449)
Adjustments | Accumulated losses
Loss for the period						(25,496)
Total comprehensive (loss)/income						(25,496)
Ending balance, Equity			(25,496)			(25,496)
Adjustments | Other reserves
Other comprehensive income/(loss)						5,047
Total comprehensive (loss)/income						5,047
Ending balance, Equity			$ 5,047			$ 5,047

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).